HARRIS
                                INSIGHT(R) FUNDS

                        HARRIS INSIGHT MONEY MARKET FUND
                                 Exchange Shares

                         Supplement dated July 12, 2001
                      to the Prospectus dated June 1, 2001

The following text replaces the corresponding text on page 6 in its entirety under the section entitled Pricing Of Fund Shares - How The Funds Calculate NAV.

   The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

   The NAV for the Fund is calculated twice daily, as of 12:00 Noon and as of 2:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by the Fund are valued at amortized cost, which is approximately equal to market value.

The following paragraph on page 9 is deleted in its entirety under the section Shareholder Services - How To Sell Shares - Accessing Your Money Is Easy.

   The Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect the Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

The following text replaces the corresponding text on page 9 in its entirety under the section entitled Shareholder Services - How To Sell Shares - More About Redemptions - When Orders Are Processed.

   Your shares will be sold at the NAV next calculated after your order is received by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly.

   Payment by wire will be sent as follows:

   o In the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be sent by 2:30 p.m. (Eastern time);

   o In the case of requests received by 2:30 p.m. (Eastern time), payment will be made by 5:00 p.m. (Eastern time); and

   o In the case of requests received after 2:30 p.m. (Eastern time), payment will be made the next business day.

   Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

   Under the Investment Company Act, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

                                                                   HIF 5099 7/01

                                     HARRIS
                                INSIGHT(R) FUNDS

                        HARRIS INSIGHT MONEY MARKET FUNDS
                                    N Shares
                              Institutional Shares

                         Supplement dated July 12, 2001
                      to the Prospectuses dated May 1, 2001

The following text replaces the corresponding text on page 15 of the N Shares prospectus (or page 16 of the Institutional Shares Prospectus) in its entirety under the section entitled Pricing Of Fund Shares - How The Funds Calculate NAV.

   The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

   The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 2:30 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 2:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

The following paragraph on page 18 of the N Shares Prospectus (or page 19 of the Institutional Shares Prospectus) is deleted in its entirety under the section Shareholder Services - How To Sell Shares - Accessing Your Money Is Easy.

   The Funds reserve the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

The following text replaces the corresponding text on page 19 of the Prospectuses in its entirety under the section entitled Shareholder Services - How To Sell Shares - More About Redemptions - When Orders Are Processed.

   Your shares will be sold at the NAV next calculated after your order is accepted by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly.

   Payment by wire will be sent as follows:

   o For the Tax-Exempt Money Market Fund and the Government Money Market Fund, redemption proceeds will generally be sent the following business day.

   o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be sent by 2:30 p.m. (Eastern time); in the case of requests received by 2:30 p.m. (Eastern time), payment will be made by 5:00 p.m. (Eastern time); and in the case of requests received after 2:30 p.m. (Eastern time), payment will be made the next business day.

   Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

   Under the Investment Company Act, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

                                                                   HIF 1198 7/01

                                     HARRIS
                                INSIGHT(R) FUNDS

                              HARRIS INSIGHT FUNDS
                                    N Shares
                              Institutional Shares

                         Supplement dated July 12, 2001
                      to the Prospectuses dated May 1, 2001

The following text replaces the corresponding text on page 34 of the N Shares Prospectus (or page 38 of the Institutional Shares Prospectus) in its entirety under the section entitled Pricing Of Fund Shares - Money Market Funds.

   The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 2:30 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 2:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

The following text replaces the corresponding text on page 36 of the N Shares Prospectus (or page 40 of the Institutional Shares Prospectus) in its entirety under the section Shareholder Services - How To Sell Shares - Accessing Your Money Is Easy.

   Except for the Money Market Funds, each Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

The following text replaces the corresponding text on page 36 of the N Shares Prospectus (or page 40 of the Institutional Shares Prospectus) in its entirety under the section entitled Shareholder Services - How To Sell Shares - More About Redemptions - When Orders Are Processed.

   Your shares will be sold at the NAV next calculated after your order is received by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly.

   Payment by wire will be sent as follows:

   o For all Funds other than the Money Market Fund, redemption proceeds will generally be sent the following business day.

   o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be sent by 2:30 p.m. (Eastern time); in the case of requests received by 2:30 p.m. (Eastern time), payment will be made by 5:00 p.m. (Eastern time); and in the case of requests received after 2:30 p.m. (Eastern time), payment will be made the next business day.

   Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

   Under the Investment Company Act, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

                                                                   HIF 1199 7/01

                                     HARRIS
                                INSIGHT(R) FUNDS

                              HARRIS INSIGHT FUNDS
                                    B Shares

                         Supplement dated July 12, 2001
                       to the Prospectus dated May 1, 2001

The following text replaces the corresponding text on page 36 in its entirety under the section entitled Pricing Of Fund Shares - Money Market Funds.

   The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 2:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by the Money Market Fund are valued at amortized cost, which is approximately equal to market value.

The following text replaces the corresponding text on page 40 in its entirety under the section Shareholder Services - How To Sell Shares - Accessing Your Money Is Easy.

   Except for the Money Market Fund, each Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

The following text replaces the corresponding text on page 40 in its entirety under the section entitled Shareholder Services - How To Sell Shares - More About Redemptions - When Orders Are Processed.

   Your shares will be sold at the NAV next calculated after your order is received by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds, less any applicable CDSC, will be mailed to you promptly.

   Payment by wire will be sent as follows:

   o For all Funds other than the Money Market Fund, redemption proceeds will generally be sent the following business day.

   o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be sent by 2:30 p.m. (Eastern time); in the case of requests received by 2:30 p.m. (Eastern time), payment will be made by 5:00 p.m. (Eastern time); and in the case of requests received after 2:30 p.m. (Eastern time), payment will be made the next business day.

   Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

   Under the Investment Company Act, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

                                                                   HIF 1499 7/01

                             HARRIS INSIGHT(R) FUNDS

                      Supplement dated July 12, 2001 to the
             Statement of Additional Information dated June 1, 2001

The following paragraph replaces the second paragraph under the section entitled "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION - All Classes":


Redemption proceeds normally are paid in cash. However, the Trust has filed formal elections with the Commission pursuant to which a non-Money Market Fund may effect a redemption in kind in portfolio securities only if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash.